Note 17 - Deferred Income Tax and Social Contribution - Deferred Tax Related to Tax Losses (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		R$ 1,517.4	R$ 579.0	R$ (359.9)
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		1,739.7	R$ 728.9
Unused tax losses [member] | Not later than one year [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		599.8
Unused tax losses [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		383.4
Unused tax losses [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		153.4
Unused tax losses [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		263.8
Unused tax losses [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		95.8
Unused tax losses [member] | Later than five years and not later than eight years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		207.4
Unused tax losses [member] | Later than eight years and not later than ten years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses	[1]	R$ 36.1

[1]	There is no expectation of realization beyond a term of ten years.